Summary of Warranty Provision (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Warranty provision, Beginning balance	$ 610,888	$ 443,987
Additions to provision	1,549,869	749,327
Less warranty costs	(1,633,851)	(582,426)
Warranty provision, Ending balance	$ 526,906	$ 610,888